CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	425,000,000	425,000,000	300,000,000
Common stock, shares issued	116,823,372	85,167,098	55,681,918
Common stock, shares outstanding	116,689,575	85,033,301	55,548,121
Treasury stock, shares	133,797	133,797	133,797
Series A Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Preferred stock, shares authorized	208,334	208,334	10,000,000
Preferred stock, shares issued	208,334	208,334	208,334
Preferred stock, shares outstanding	208,334	208,334	208,334
Series B Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 2.40	$ 2.40	$ 2.40
Preferred stock, shares authorized	12,000,000	12,000,000	6,454,621
Preferred stock, shares issued	11,664,993	11,664,993	5,968,510
Preferred stock, shares outstanding	11,664,993	11,664,993	5,968,510